Note 13 - Earnings Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	12 Months Ended			24 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Net income	$ 106,244,916	$ 42,963,660	$ 4,041,431
Dividends to Series B preferred shares	0	(255,324)	(693,297)
Preferred deemed dividend	0	(345,628)	0	$ (345,628)
Net income attributable to common shareholders	$ 106,244,916	$ 42,362,708	$ 3,348,134
Weighted average common shares –outstanding, basic (in shares)	7,181,561	6,976,905	5,753,917
Basic earnings per share (in dollars per share)	$ 14.79	$ 6.07	$ 0.58
Dilutive effect of non-vested shares (in shares)	8,546	16,500	0
Weighted average common shares –outstanding, diluted (in shares)	7,190,107	6,993,405	5,753,917
Diluted earnings per share (in dollars per share)	$ 14.78	$ 6.06	$ 0.58
Series B Preferred Stock [Member]
Dividends to Series B preferred shares	$ 0	$ (255,324)	$ (693,297)